Intangible Assets and Goodwill (Details) - Schedule of amortization expense for current year and future periods - Software [Member]	Dec. 31, 2022 CNY (¥)
Schedule of Amortization Expense for Current Year and Future Periods [Abstract]
Year ended December 31, 2022 (actual)	¥ 521,639
Estimate for year ended December 31,
2023	517,143
2024	590
2025
2026
2027